Loan and Lease Receivables - Schedule of Unpaid Principal Balance and Carrying Value for Acquired Non-impaired Loans and Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Oct. 14, 2016	Sep. 30, 2016	Dec. 31, 2015
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	$ 2,216,499	$ 2,148,011		$ 1,717,509	$ 1,345,437
Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	418,849	481,369			194,790
Loans and leases	399,901	462,086	$ 312,200		195,509
Commercial Real Estate
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	861,885	796,344		570,823	533,695
Commercial Real Estate | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	232,016	259,055			87,708
Loans and leases	225,759	250,289			88,146
Residential Real Estate
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	582,662	610,738		626,978	484,335
Residential Real Estate | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	32,984	41,282			45,471
Loans and leases	32,451	40,853			45,208
Construction, Land Development, and Other Land
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	94,304	140,766		111,908	40,232
Construction, Land Development, and Other Land | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	3,277	14,619			2,432
Loans and leases	3,214	14,430			2,373
Commercial and Industrial
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	502,055	438,238		251,270	165,696
Commercial and Industrial | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	111,167	125,806			9,369
Loans and leases	100,291	115,677			9,268
Installment and Other
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	3,252	2,959		1,973	1,926
Installment and Other | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	352	402			390
Loans and leases	38	364			377
Lease Financing Receivables
Accounts Notes And Loans Receivable [Line Items]
Loans and leases	172,341	158,966		$ 154,557	119,553
Lease Financing Receivables | Acquired Non-impaired Loans and Leases
Accounts Notes And Loans Receivable [Line Items]
Unpaid Principal Balance	39,053	40,205			49,420
Loans and leases	$ 38,148	$ 40,473			$ 50,137